Related party transactions (Tables)	3 Months Ended
Nov. 30, 2025
Related Party Transactions
Schedule of related parties compensation

	Three months ended November 30,
Key management personnel	2025	2024
Remuneration	$451	$366
Share-based compensation expense	166	93
Total key management personnel	$617	$459